INCOME TAX	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 19 -	INCOME TAX

BVI

Hollysys, and its subsidiaries, namely GTH and Clear Mind, are incorporated in the BVI and are not subject to income tax under the relevant regulations.

Singapore

HI, HAP, CCPL, CEPL, BCPL and BMSG, the Company’s wholly owned subsidiaries incorporated in Singapore, are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore.

Malaysia

CESB, BMJB, and BMKL, the Company’s wholly owned subsidiaries incorporated in Malaysia, are subject to Malaysia corporate income tax at a rate of 25% on the assessable profits arising from Malaysia.

Dubai

CCPL Dubai, the branch of the Company’s wholly owned subsidiary, CCPL, is a tax exempt company incorporated in Dubai, and no tax provision has been made for each of the years ended June 30, 2014, 2015 and 2016.

Hong Kong

World Hope and CSHK, the Company’s wholly owned subsidiaries incorporated in Hong Kong, are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong. No provision for Hong Kong profits tax has been made in the statement of comprehensive income as there were sustained taxable losses arising from Hong Kong for each of the years ended June 30, 2014, 2015 and 2016.

Macau

CMDE, the Company’s wholly owned subsidiary incorporated in Macau, is subject to the Macau corporate income tax at a rate of 12% on the assessable profits arising from Macau, with an exemption up to MOP300. No provision for Macau profits tax has been made in the statement of comprehensive income as there were no assessable profits arising from Macau for each of the years ended June 30, 2014, 2015 and 2016.

India

HAIP, the Company’s wholly owned subsidiary incorporated in India, is subject to India corporate tax at a rate of 30% on its worldwide income. No provision for India profits tax has been made in the statement of comprehensive income as there were no taxable profits noted for each of the years ended June 30, 2014, 2015 and 2016.

Italy

HollyCon Italy, 99% owned by the Company and was incorporated in Italy, is subject to corporate income tax at the rate of 27.5% and regional production tax at the rate of 3.9% based on its worldwide income. No tax provision has been made on the statement of comprehensive income as there were no taxable profits noted for each of the years ended June 30, 2014, 2015 and 2016.

Qatar

This company is subject to the Qatar Corporate income tax at a rate of 10% on the assessable profit arising from Qatar. No provision for Qatar tax has been made in the statement of comprehensive income as there were no assessable profits noted from its date of incorporation to June 30, 2016.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on their respective taxable incomes as adjusted in accordance with relevant PRC income tax laws. The PRC statutory EIT rate is 25%. The Company’s PRC subsidiaries are subject to the statutory tax rate except for the followings:

Beijing Hollysys

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three calendar years from 2014 to 2016.

Further, Beijing Hollysys was qualified for the Key Software Enterprise status in 2016 and was entitled to a preferential tax rate  of 10% for calendar year 2015. Beijing Hollysys will be subject to the statutory tax rate of 25% for the 2017 calendar year and onwards, if and when it fails to be certified or qualified as a HNTE or Key Software Enterprise in the future.

Hangzhou Hollysys

Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2014 to 2016.

Further, Hangzhou Hollysys was qualified for the Key Software Enterprise status in 2016 and was entitled to a preferential tax rate of 10% for calendar year 2015. Hangzhou Hollysys will be subject to the statutory tax rate of 25% for the 2017 calendar year and onwards, if and when it fails to be certified or qualified as a HNTE or Key Software Enterprise in the future.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2014	2015	2016

PRC	$97,931	$134,657	$142,900
Non-PRC	(6,619)	(9,430)	(5,158)

	$91,312	$125,227	$137,742

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2014	2015	2016

Current income tax expense
PRC	22,055	16,074	10,590
Singapore	2,966	1,151	235
Hong Kong	-	2,279	2,776
Malaysia	267	1,690	1,099
	$25,288	$21,194	$14,700
Deferred income tax (benefit) expense
PRC	(4,868)	5,834	(196)
Singapore	(1,982)	(894)	(181)
Hong Kong	-		-
Malaysia	1,423	(94)	(85)
	$(5,427)	4,846	(462)
	$19,861	$26,040	$14,238

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2014	2015	2016
Income before income taxes	$91,312	$125,227	$137,742

Expected income tax expense at statutory tax rate in the PRC	22,828	31,307	34,436
Effect of different tax rates in various jurisdictions	2,709	1,286	2,109
Effect of preferential tax treatment	(5,027)	(12,453)	(12,296)
Effect of non-taxable income	(5,747)	(6,770)	(4,985)
Effect of additional deductible research and development expenses	(2,604)	(2,772)	(4,716)
Effect of non-deductible expenses	6,379	8,402	5,569
Effect of change in tax rate	-	(4,191)	(6,613)
Change in valuation allowance	2,075	1,475	540
Tax rate differential on deferred tax items	(2,193)	3,139	(587)
Withholding tax on dividend paid by subsidiaries	1,381	6,028	1,252
Recognition of temporary difference not recognized in previous years	284	323	-
Others	(224)	266	(471)
Total	$19,861	$26,040	$14,238

Had the above preferential tax treatment not been available, the tax charge would have been increased by $5,027, $12,453 and $12,296 and the basic net income per share would have been reduced by $0.09, $0.21 and $0.21 for the years ended June 30, 2014, 2015 and 2016, respectively, and the diluted net income per share for the years ended June 30, 2014, 2015 and 2016 would have been reduced by $0.09, $0.21 and $0.20, respectively.

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2015	2016

Deferred tax assets, current
Allowance for doubtful accounts	$6,885	$9,838
Inventory provision	148	205
Provision for contract loss	430	917
Long-term assets	14	13
Deferred revenue	5,737	3,522
Deferred subsidies	570	1,020
Warranty liabilities	1,109	1,322
Recognition of intangible assets	107	57
Accrued payroll	899	960
Net operating loss carry forward	5,843	6,361
Valuation allowance	(5,796)	(6,307)
Total deferred tax assets, current	$15,946	$17,908

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(12,685)	$(16,068)
Recognition of intangible assets	(1,246)	(1,060)
PRC dividend withholding tax	(4,653)	(3,010)
Others	(36)	(24)
Total deferred tax liabilities, current	$(18,620)	$(20,162)

Net deferred tax assets, current	$3,214	$6,659
Net deferred tax liabilities, current	$(5,888)	$(8,913)

Deferred tax assets, non-current
Long-term assets	$522	$699
Deferred subsidies	1,739	2,642
Recognition of intangible assets	63	(16)
Warranty liabilities	452	874
Total deferred tax assets, non-current	$2,776	$4,199

Deferred tax liabilities, non-current
Share of net gains of equity investees	$99	$(1,733)
Intangible assets and other non-current assets	(371)	(330)
Total deferred tax liabilities, non-current	$(272)	$(2,063)

Net deferred tax assets-non-current	$2,581	$2,195
Net deferred tax liabilities-non-current	$(77)	$(59)

As of June 30, 2016 the Company had incurred net losses of approximately $1,927, $34,004, $1,116 derived from entities in the PRC, Singapore and Hong Kong, respectively. The net losses in the PRC can be carried forward for five years, to offset future net profit for income tax purposes. The net losses in Singapore and Hong Kong can be carried forward without an expiration date. For the amount as of June 30, 2016, $1,927 will expire, if not utilized, from December 31, 2016 to 2020.

The Company operates mainly through its PRC subsidiaries and the valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to a foreign holding company are subject to a withholding tax at 10% unless reduced by tax treaty. As of June 30, 2015 and 2016, the aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution are approximately RMB2,320,060 (equivalent to $355,454) and RMB2,907,542 (equivalent to $447,025), respectively. The Company expects to distribute a portion of the earnings (approximately RMB200,000 or $30,100) to holding companies located outside mainland China, and has hence accrued a withholding tax of $3,117 for the year ended June 30, 2016. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. As of June 30, 2015 and June 30, 2016, the total amounts of undistributed earnings generated from the Company’s PRC subsidiaries for which no withholding tax has been accrued were $268,793 and $372,040, respectively. Deferred tax liabilities subject to recognize would have been approximately $20,508 and $30,832, respectively, if all such undistributed earnings planned to be distributed to the Company in full as of June 30, 2015 and June 30, 2016.

As of June 30, 2015 and June 30, 2016, the undistributed retained earnings generated from periods prior to January 1, 2008 were $63,716 and $63,716, respectively, which are not subject to withholding taxes.

The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries’ tax returns for the years ended December 31, 2011 through 2015. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.

Determining income tax provisions involves judgment on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for and as of the years ended June 30, 2014, 2015 and 2016, respectively.